Taxation - Summary of Deferred Tax Liabilities and Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Deferred tax assets	£ 405	£ 444
Deferred tax liabilities	(738)	(1,137)
Total	£ (333)	£ (693)	£ (651)